Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of other borrowings

			2019		2018
				Year End		Year End
		Maturity	Year End	Weighted	Year End	Weighted
(in thousands)	Borrower	Date	Balance	Rate	Balance	Rate
FHLB advances	The Bank	2019	$—	—%	$28,231	1.63%
		2020	49,236	2.61%	42,236	2.49%
		2021	29,241	2.52%	20,241	2.77%
		2022	4,418	2.14%	4,418	2.14%
		2023	3,000	1.90%	—	—%
		2024	3,000	1.93%	—	—%
		Thereafter	8,000	2.15%	—	—%

Other borrowings		2022	24	4.00%	27	4.00%
Total Bank			$96,919		$95,153

Subordinated notes	The Company	2034	$25,774	4.60%	$25,774	5.49%
		2035	23,712	3.73%	23,712	4.62%
Total Company			$49,486		$49,486